Note 5 - Stockholders' Equity (Details)	0 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended					0 Months Ended																	3 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended				0 Months Ended				0 Months Ended						0 Months Ended			0 Months Ended			0 Months Ended					3 Months Ended		12 Months Ended
	Jun. 10, 2013 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 19, 2013 Chief Financial Officer [Member] USD ($)	May 01, 2013 Chief Financial Officer [Member]	Feb. 12, 2013 Chief Financial Officer [Member] USD ($)	Aug. 15, 2012 Chief Financial Officer [Member] USD ($)	May 01, 2013 Chief Financial Officer [Member] CAD	Aug. 19, 2013 Chief Executive Officer [Member] USD ($)	Feb. 12, 2013 Chief Executive Officer [Member] USD ($)	Aug. 15, 2012 Chief Executive Officer [Member] USD ($)	Aug. 19, 2013 Chief Operating Officer [Member] USD ($)	Aug. 19, 2013 Chief Development Officer [Member] USD ($)	Jul. 15, 2012 Principal [Member] Clean Energy Funding, Inc. Promissory Note [Member] USD ($)	Sep. 15, 2012 Principal [Member] Mario Nadeau Promissory Note [Member] USD ($)	Apr. 22, 2013 Principal [Member] Profit Consultants Promissory Note [Member] USD ($)	Mar. 04, 2013 Principal [Member] Sylvain McMahon Promissory Note [Member] USD ($)	May 09, 2013 Principal [Member] Jay Kar Financial Promissory Note [Member] USD ($)	May 09, 2013 Principal [Member] Eastveld Realties Promissory Note [Member] USD ($)	Jul. 15, 2012 Accrued Interest [Member] Clean Energy Funding, Inc. Promissory Note [Member] USD ($)	Sep. 15, 2012 Accrued Interest [Member] Mario Nadeau Promissory Note [Member] USD ($)	Apr. 22, 2013 Accrued Interest [Member] Profit Consultants Promissory Note [Member] USD ($)	Mar. 04, 2013 Accrued Interest [Member] Sylvain McMahon Promissory Note [Member] USD ($)	May 09, 2013 Accrued Interest [Member] Jay Kar Financial Promissory Note [Member] USD ($)	May 09, 2013 Accrued Interest [Member] Eastveld Realties Promissory Note [Member] USD ($)	Mar. 31, 2014 Common Stock [Member] USD ($)	Dec. 31, 2013 Common Stock [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] USD ($)	Jul. 15, 2012 Clean Energy Funding, Inc. Promissory Note [Member] USD ($)	Jul. 10, 2008 Clean Energy Funding, Inc. Promissory Note [Member]	Jul. 10, 2008 Clean Energy Funding, Inc. Promissory Note [Member] USD ($)	Sep. 15, 2012 Mario Nadeau Promissory Note [Member] USD ($)	Sep. 15, 2009 Mario Nadeau Promissory Note [Member]	Aug. 15, 2012 Mario Nadeau Promissory Note [Member] USD ($)	Sep. 15, 2009 Mario Nadeau Promissory Note [Member] CAD	Apr. 22, 2013 Profit Consultants Promissory Note [Member] USD ($)	Oct. 22, 2012 Profit Consultants Promissory Note [Member] USD ($)	Apr. 25, 2008 Profit Consultants Promissory Note [Member]	Apr. 25, 2008 Profit Consultants Promissory Note [Member] USD ($)	Mar. 04, 2013 Sylvain McMahon Promissory Note [Member] USD ($)	Sep. 15, 2012 Sylvain McMahon Promissory Note [Member] USD ($)	Nov. 04, 2009 Sylvain McMahon Promissory Note [Member]	May 15, 2009 Sylvain McMahon Promissory Note [Member]	Nov. 04, 2009 Sylvain McMahon Promissory Note [Member] CAD	May 15, 2009 Sylvain McMahon Promissory Note [Member] CAD	May 09, 2013 Jay Kar Financial Promissory Note [Member] USD ($)	Oct. 14, 2009 Jay Kar Financial Promissory Note [Member]	Oct. 14, 2009 Jay Kar Financial Promissory Note [Member] CAD	May 09, 2013 Eastveld Realties Promissory Note [Member] USD ($)	Oct. 14, 2009 Eastveld Realties Promissory Note [Member]	Oct. 14, 2009 Eastveld Realties Promissory Note [Member] CAD	Feb. 22, 2014 7068778 Canada Promissory Note [member] USD ($)	Jan. 21, 2013 7068778 Canada Promissory Note [member]	Mar. 31, 2014 7068778 Canada Promissory Note [member] USD ($)	Jan. 21, 2013 7068778 Canada Promissory Note [member] USD ($)	Jan. 21, 2013 7068778 Canada Promissory Note [member] Minimum [Member] USD ($)	Mar. 31, 2014 2007 Incentive Plan [Member]	Mar. 31, 2013 2007 Incentive Plan [Member]	Dec. 31, 2013 2007 Incentive Plan [Member]	Dec. 31, 2012 2007 Incentive Plan [Member]
Note 5 - Stockholders' Equity (Details) [Line Items]
Common Stock, Shares Authorized (in Shares)		300,000,000		300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Issued (in Shares)		245,968,911		241,968,911	117,679,872
Common Stock, Shares, Outstanding (in Shares)		245,968,911		241,968,911	117,679,872
Common Stock, Voting Rights				Each share of common stock is entitled to one vote
Debt Conversion, Converted Instrument, Amount	$ 50,000	$ 69,373	$ 63,567	$ 219,623	$ 100,000	$ 60,000		$ 50,000	$ 50,000		$ 60,000	$ 50,000	$ 50,000	$ 30,000	$ 30,000	$ 145,000	$ 50,000	$ 69,713	$ 50,000	$ 5,000	$ 16,220	$ 48,643	$ 11,252	$ 48,851	$ 13,567	$ 1,250	$ 4,055							$ 25,000					$ 55,287															$ 40,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	6,250,000					4,800,000		9,600,000	10,000,000		4,800,000	9,600,000	10,000,000	2,400,000	2,400,000																27,663,283			1,020,869				9,750,000	1,580,000			4,545,455	510,434					481,500			1,562,084			4,000,000
Stock Issued During Period, Value, Conversion of Convertible Securities		71,865		474,949	338,835																							4,000	16,339	30,264	204,708			55,127				292,500	79,000			127,273	27,638					13,001			42,176			71,865
Gains (Losses) on Extinguishment of Debt	(243,750)	(31,865)	(365,146)	(860,921)	(1,128,652)	(26,400)		(150,720)	(550,000)		(26,400)	(150,720)	(550,000)	(13,200)	(13,200)																(11,065)			6,125				(173,936)	(23,713)			(63,706)	3,062					(6,033)			(19,574)			(10,000)
Stock Issued During Period, Value, Other	393,750			1,194,390	1,200,000	86,400		270,720	600,000		86,400	270,720	600,000	43,200	43,200														52,350	20,000
Number of Individuals	3
Stock Issued During Period, Shares, Issued for Services (in Shares)																													55,600,000
Stock Issued During Period, Value, Issued for Services				1,050,980																									55,600
Preferred Stock, Shares Authorized (in Shares)		15,000,000		15,000,000	15,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Issued (in Shares)		0		0	0
Preferred Stock, Shares Outstanding (in Shares)		0		0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																																																											5,000,000		5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)																																																											0	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)																																																											5,000,000		5,000,000	5,000,000
Debt Instrument, Face Amount										15,000																							145,000				25,000				125,000					20,000	30,000			5,000			16,220				50,000
Debt Instrument, Term							1 year																									1 year			1 year					1 year				1 year	1 year				1 year			1 year			1 year
Debt Instrument, Interest Rate, Stated Percentage										7.50%																							7.50%				7.50%				7.50%					7.50%	7.50%			7.50%			7.50%				7.50%
Debt Instrument, Convertible, Threshold Consecutive Trading Days																																																							5 days
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																				$ 0.079																						$ 0.01
Convertible Debt																																																								$ 10,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period (in Shares)																																																											0		0